Derivative financial instruments	6 Months Ended
Jun. 30, 2023
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Derivative financial instruments	Derivative financial instruments

	Contract notional amount	Fair value
		Assets	Liabilities
As at 30.06.23	£m	£m	£m
Foreign exchange derivatives	6,411,178	89,839	(83,459)
Interest rate derivatives	53,452,259	119,533	(107,171)
Credit derivatives	1,482,669	5,280	(5,999)
Equity and stock index and commodity derivatives	2,835,137	49,986	(57,777)
Derivative assets/(liabilities) held for trading	64,181,243	264,638	(254,406)

Derivatives in hedge accounting relationships
Derivatives designated as cash flow hedges	156,774	1,428	—
Derivatives designated as fair value hedges	125,205	201	(434)
Derivatives designated as hedges of net investments	3,864	45	(9)
Derivative assets/(liabilities) designated in hedge accounting relationships	285,843	1,674	(443)

Total recognised derivative assets/(liabilities)	64,467,086	266,312	(254,849)

As at 31.12.22
Foreign exchange derivatives	5,908,087	109,288	(103,918)
Interest rate derivatives	42,506,611	134,496	(121,290)
Credit derivatives	1,727,220	5,423	(6,052)
Equity and stock index and commodity derivatives	2,547,855	52,440	(57,313)
Derivative assets/(liabilities) held for trading	52,689,773	301,647	(288,573)

Derivatives in hedge accounting relationships
Derivatives designated as cash flow hedges	155,483	549	(212)
Derivatives designated as fair value hedges	126,060	83	(815)
Derivatives designated as hedges of net investments	3,962	101	(20)
Derivative assets/(liabilities) designated in hedge accounting relationships	285,505	733	(1,047)

Total recognised derivative assets/(liabilities)	52,975,278	302,380	(289,620)
The IFRS netting posted against derivative assets was £74bn including £16bn of cash collateral netted (December 2022: £76bn including £15bn cash collateral netted) and £74bn for liabilities including £16bn of cash collateral netted (December 2022: £77bn including £15bn of cash collateral netted). Derivative asset exposures would be £237bn (December 2022: £273bn) lower than reported under IFRS if netting were permitted for assets and liabilities with the same counterparty or for which the Group holds cash collateral of £34bn (December 2022: £35bn). Similarly, derivative liabilities would be £228bn (December 2022: £264bn) lower reflecting counterparty netting and cash collateral placed of £24bn (December 2022: £25bn). In addition, non-cash collateral of £11bn (December 2022: £11bn) was held in respect of derivative assets and £3bn (December 2022: £1bn) was placed in respect of derivative liabilities. Collateral amounts are limited to net on balance sheet exposure so as to not include over-collateralisation.